AST Large-Cap Growth Portfolio Performance Management - AST Large-Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance.
Performance Narrative [Text Block]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.Note: The Portfolio added and removed a subadviser and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadviser and the Portfolio’s predicted performance.
Performance Past Does Not Indicate Future [Text]	Past performance does not mean that the Portfolio will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:29.24%2nd Quarter 2020-22.84%2nd Quarter 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
No Share Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	29.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.84%)
Lowest Quarterly Return, Date	Jun. 30, 2022